SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION(Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Due From Employees Interest Rate Stated Percentage	4.00%	4.00%
Net Realized and Unrealized Gain (Loss) on Trading Securities	$ 957	$ (197)	$ 2,276
Impairment of available for sale marketable securities	$ 700	$ 714	$ 292